New Standards, Amendments and Interpretations Issued by the IASB	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New Standards, Amendments and Interpretations Issued by the IASB
3.
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

New accounting standards, interpretations, and amendments adopted by the Group starting January 1, 2025:

For the purposes of preparing and presenting the consolidated financial statements, the Group has consistently applied the accounting policies which conform with the IFRSs and International Accounting Standards (“IASs”). The following new accounting standards, interpretations and amendments were adopted starting January 1, 2024:

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Amendments to IFRS 3 - Reference to the Conceptual Framework
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Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use
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Amendments to IAS 21 - The Effect of Changes in Foreign Exchange Rates
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IFRIC Agenda Decision – Guarantees Issued on Obligations of Other Entities

The management of the Company anticipate that the application of the other new and amendments to IFRSs will have no material impact on the Group’s financial performance and positions and/or the disclosures to the Group’s consolidated financial statements in the foreseeable future.

The application of the amendments has not had a significant impact on the Group’s other financial liabilities recognized in the consolidated financial statements.

New accounting standards, interpretations and amendments issued but not yet effective:

New and amended standards and interpretations issued but not yet effective as of the date of issuance of the Group’s consolidated financial statements are as follows:

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IFRS 18 - Presentation and Disclosure in Financial Statements. This standard introduces new requirements for the presentation and disclosure of income and expenses in the statement of profit or loss, including the introduction of new defined subtotals such as Operating Profit and enhanced disaggregation requirements. The standard also includes additional guidance on aggregation principles and requires disclosures about management-defined performance measures (MPMs) used in public communications outside the financial statements. It is effective for annual periods beginning on or after January 1, 2027, with retrospective application in accordance with IAS 8, subject to specific transitional reliefs.
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IFRS 19 - Subsidiaries without Public Accountability. This optional standard that applies to entities without public accountability, but whose parents prepare consolidated financial statements under IFRS, aiming to reduce disclosure burdens for qualifying subsidiaries, allowing them to apply reduced disclosure requirements instead of full IFRS. The standard is effective for annual periods beginning on or after January 1, 2027.
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Amendments to IAS 21 - Translation to a Hyperinflationary Presentation Currency. The amendments are effective for reporting periods beginning on or after January 1, 2027.

The Group intends to adopt these new standards, amendments and interpretations, if applicable, when they become effective; and does not expect them to have a material impact on its financial statements.